Offerings	Feb. 06, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.650% Notes due 2028
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 999,860,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,078.57
Offering Note	Disclose specific details relating to the fee calculation as necessary to clarify the information presented for a particular offering line in Table 1, including references to the provisions of Rule 457 under the Securities Act [17 CFR 230.457] and any other rule being relied upon. If a registrant elects to pay all or any portion of the registration fees on a deferred basis, the registrant must state that it elects to rely on Securities Act Rules 456(b) and 457(r).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.800% Notes due 2030
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 997,800,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,763.18
Offering Note	See offering note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Notes due 2032
Amount Registered | shares	850,000,000
Maximum Aggregate Offering Price	$ 848,019,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 129,831.79
Offering Note	See offering note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.200% Notes due 2035
Amount Registered | shares	900,000,000
Maximum Aggregate Offering Price	$ 898,056,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 137,492.37
Offering Note	See offering note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.700% Notes due 2055
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 999,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,946.90
Offering Note	See offering note 1.